Share-based Compensation (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted-average grant-date fair value per share of options granted
Total intrinsic value of options exercised	¥ 16,884	¥ 270,419	¥ 6,406
Total fair value of share options vested			¥ 13,631